UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22360

                GLG Investment Series Trust

(Exact name of registrant as specified in charter)

HSBC Tower

452 Fifth Avenue

26th Floor

                                                                                  New York, NY 10018

(Address of principal executive offices) (Zip code)

Jordan Allen

GLG Inc.

HSBC Tower

452 Fifth Avenue

26th Floor

                                                                                  New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-593-0323

Date of fiscal year end: May 31

Date of reporting period: August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GLG INTERNATIONAL SMALL CAP FUND

Schedule of Investments (unaudited)

August 31, 2012

Description	Shares	Cost	Value
COMMON STOCKS - 95.2%
Australia - 1.4%
Alacer Gold Corp.*	16,739	$129,471	$94,944
Boart Longyear Ltd.	668	2,381	973
Emeco Holdings Ltd.	5,506	5,682	4,437
NRW Holdings Ltd.	192	733	490
OZ Minerals Ltd.	22,502	272,577	145,068
PanAust Ltd.*	57,804	211,168	158,259
Santos Ltd.	15,041	156,984	174,510

Total Australia		778,996	578,681

Austria - 3.3%
AMS AG	12,941	959,654	1,157,601
Andritz AG	4,483	225,160	231,272

Total Austria		1,184,814	1,388,873

Belgium - 0.5%
Barco N.V.	31	1,914	1,862
Solvay SA	1,741	175,917	195,354

Total Belgium		177,831	197,216

Brazil - 0.9%
Mills Estruturas e Servicos de Engenharia SA	25,614	345,423	378,424

Canada - 0.8%
Lundin Mining Corp.*	55,751	291,128	250,628
Yamana Gold, Inc.	5,765	74,163	98,603

Total Canada		365,291	349,231

Denmark - 2.4%
Coloplast A/S, Class B	2,052	358,465	409,766
FLSmidth & Co. A/S	80	5,245	4,498
GN Store Nord A/S	32,680	411,963	442,140
Sydbank A/S*	8,982	237,050	152,981

Total Denmark		1,012,723	1,009,385

Finland - 1.4%
Elisa Oyj	14,446	288,564	305,440
Nokian Renkaat Oyj	138	5,012	5,431
Pohjola Bank PLC, Class A	24,826	300,232	279,942

Total Finland		593,808	590,813

France - 4.6%
Arkema	3,611	270,140	307,396
Club Mediterranee SA*	11,333	197,438	200,420
Ingenico	17,091	789,392	906,637
Remy Cointreau SA	3,057	255,077	349,173
SCOR SE	7,931	179,322	194,973
Valeo SA	68	4,391	3,216

Total France		1,695,760	1,961,815

Germany - 10.7%
Aareal Bank AG*	5,137	90,505	102,735
Bertrandt AG	7,355	403,854	511,124
Dialog Semiconductor PLC*	38,704	717,117	833,189
Draegerwerk AG & Co., KGAA	2,913	307,157	269,375
Duerr AG	6,845	263,585	450,542
Fresenius SE & Co., KGaA	2,057	207,592	219,454
Gerresheimer AG*	10,624	492,749	533,044
Grammer AG	5,263	119,900	93,802
KUKA AG*	7,229	130,141	180,307
Lanxess AG	1,485	114,058	112,668
MTU Aero Engines Holding AG	2,617	198,296	199,705
Rhoen-Klinikum AG	11,881	246,390	283,187
SAF-Holland SA*	4,254	27,800	24,720
Stada Arzneimittel AG	4,369	142,659	122,875
Wirecard AG	28,170	530,661	603,233

Total Germany		3,992,464	4,539,960

Description	Shares	Cost	Value
Hong Kong - 3.8%
Emperor International Holdings Ltd.	1,899,269	$412,259	$391,806
Emperor Watch & Jewellery Ltd.	62,632	8,926	5,976
Melco Crown Entertainment Ltd. ADR*	14,791	157,916	173,351
Melco International Development Ltd.	38,916	22,324	31,510
Oriental Watch Holdings Ltd.	846	406	249
Prince Frog International Holdings Ltd.	489,922	213,767	149,706
Sands China Ltd.	179,876	721,025	635,461
SJM Holdings Ltd.	120,037	185,610	252,890

Total Hong Kong		1,722,233	1,640,949

Ireland - 0.1%
Kenmare Resources PLC*	85,644	79,632	52,084

Italy - 3.9%
Azimut Holding SpA	58,466	534,194	620,664
Banca Generali SpA	7,222	86,231	85,388
Banca Monte dei Paschi di Siena SpA*	128,622	31,614	36,239
Banca Popolare di Milano Scarl*	681,738	364,824	352,342
Banco Popolare Societa Cooperativa*	18,055	23,657	26,343
Brembo SpA	24,849	289,709	258,323
Credito Emiliano SpA	56,742	291,527	241,373
Salvatore Ferragamo Italia SpA	163	2,858	3,369
Tod’s SpA	266	23,193	28,322
Unione di Banche Italiane ScpA	4,877	15,492	16,366

Total Italy		1,663,299	1,668,729

Japan - 29.5%
Advance Residence Investment	204	408,946	410,892
Ain Pharmaciez, Inc.	7,850	468,874	532,390
Air Water, Inc.	59,610	715,958	693,591
Amada Co., Ltd.	55,269	417,816	249,891
Anritsu Corp.	30,602	296,081	369,358
Ariake Japan Co., Ltd.	15,500	334,897	348,228
Asahi Kasei Corp.	977	6,121	5,079
Clarion Co., Ltd.*	12,900	26,653	22,902
CyberAgent, Inc.	74	274,302	150,939
Daito Trust Construction Co., Ltd.	6,438	563,505	628,218
Daiwa House Industry Co., Ltd.	32,142	424,267	447,471
DeNA Co., Ltd.	3,232	161,855	89,990
Digital Garage, Inc.	74	260,677	117,009
Don Quijote Co., Ltd.	17,776	583,572	647,288
FamilyMart Co., Ltd.	10,650	481,928	513,491
Fuji Heavy Industries Ltd.	59,237	372,981	473,624
Fuji Media Holdings, Inc.	130	214,828	202,235
H2O Retailing Corp.	84,900	701,428	895,682
Hulic Co., Ltd.*	58,236	162,476	292,314
INPEX Corp.	20	134,725	113,673
Japan Petroleum Exploration Co., Ltd.	4,438	201,383	172,316
Kikkoman Corp.	25,800	334,635	340,727
Komeri Co., Ltd.	7,760	242,760	195,945
Kuraray Co., Ltd.	142	1,824	1,638
Lawson, Inc.	6,750	465,226	517,274
Nippo Corp.	19,000	205,511	207,485
Nippon Television Network Corp.	1,340	213,180	185,011

See notes to schedule of investments.

GLG INTERNATIONAL SMALL CAP FUND

Schedule of Investments (unaudited) (continued)

August 31, 2012

Description	Shares	Cost	Value
Okuma Corp.	24,266	$174,315	$144,118
Omron Corp.	5,366	127,898	104,723
Sekisui House Ltd.	9,100	87,690	85,194
SMC Corp.	1,562	254,652	245,188
Sugi Holdings Co., Ltd.	14,400	470,418	503,756
Sumitomo Bakelite Co., Ltd.	16,412	99,090	65,401
Sumitomo Forestry Co., Ltd.	18,100	164,144	150,034
Sumitomo Rubber Industries Ltd.	22,212	242,972	270,930
Taisei Corp.	145,700	401,598	396,374
THK Co., Ltd.	12,714	274,133	198,436
Toyo Suisan Kaisha Ltd.	21,414	567,561	531,145
United Arrows Ltd.	24,917	575,955	725,599
Zeon Corp.	38,287	319,291	308,565

Total Japan		12,436,126	12,554,124

Netherlands - 3.0%
Aalberts Industries NV	5,832	114,575	99,873
ASM International NV	8,089	302,740	284,881
Gemalto NV	11,403	743,640	903,732

Total Netherlands		1,160,955	1,288,486

Norway - 5.4%
Aker Solutions ASA	25,029	398,820	456,930
Det Norske Oljeselskap ASA*	27,751	315,568	447,485
Fred Olsen Energy ASA	6,718	275,096	285,164
Kvaerner ASA	72,480	184,756	178,219
Petroleum Geo-Services ASA	28,549	401,016	433,997
Sevan Drilling AS*	156,692	195,989	165,199
TGS Nopec Geophysical Co., ASA	11,472	326,990	335,132

Total Norway		2,098,235	2,302,126

Sweden - 4.0%
Concentric AB	913	8,402	6,604
Lundin Petroleum AB*	15,666	265,976	353,669
Skandinaviska Enskilda Banken AB, Class A	55,017	412,717	421,214
Swedbank AB, Class A	2,751	42,544	48,147
Swedish Match AB	11,137	436,668	462,822
Trelleborg AB, Class B	38,828	426,898	403,396

Total Sweden		1,593,205	1,695,852

Switzerland - 0.1%
Clariant AG*	4,549	62,829	51,032
Gategroup Holding AG*	66	2,143	1,590

Total Switzerland		64,972	52,622

United Kingdom - 19.4%
Aberdeen Asset Management PLC	64,014	262,899	283,285
Aegis Group PLC	246,538	541,162	929,734
African Minerals Ltd.*	12,924	92,340	51,714
Anite PLC	193,890	397,335	401,154
Ashtead Group PLC	187,500	733,846	843,747
Barratt Developments PLC*	265,124	342,466	631,468
Berkeley Group Holdings PLC*	21,190	438,658	485,858
Bovis Homes Group PLC	5,376	34,417	40,394
BowLeven PLC*	182,396	374,065	202,009
Burberry Group PLC	116	2,060	2,492
Croda International PLC	12,320	437,872	460,890
Enquest PLC*	118,602	262,675	209,415
Fenner PLC	947	4,857	5,230
Hargreaves Lansdown PLC	23,513	173,392	231,852
IMI PLC	62	784	847
Johnson Matthey PLC	332	10,935	12,657

Description	Shares	Cost	Value
Melrose PLC	9,620	$30,405	$36,156
Persimmon PLC	56,565	420,640	626,923
Schroders PLC	107	2,671	2,414
Severn Trent PLC	21,729	562,504	597,239
Spectris PLC	100	1,933	2,745
Spirent Communications PLC	135,757	286,429	341,667
Taylor Wimpey PLC	661,246	372,358	538,106
United Utilities Group PLC	61,250	650,961	689,546
Wolseley PLC	15,857	470,550	640,041

Total United Kingdom		6,908,214	8,267,583

United States - 0.0%†
Wabco Holdings, Inc.*	150	9,161	8,808

TOTAL COMMON STOCKS		$37,883,142	$40,525,761

INVESTMENT COMPANY - 0.9%

Japan - 0.9%
Nomura Topix Banks Exchange Traded Fund	270,700	414,043	369,946

TOTAL INVESTMENTS - 96.1%		$38,297,185	$40,895,707

Other Assets in Excess of Liabilities - 3.9%			1,652,484

NET ASSETS - 100.0%			$42,548,191

*	Non-income producing security.
†	Less than 0.05%.

ADR American Depositary Receipt

See notes to schedule of investments.

GLG INTERNATIONAL SMALL CAP FUND

Schedule of Investments (unaudited) (continued)

August 31, 2012

Industry classifications were as follows:

Industry	Value	% of Net Assets
Capital Goods	$4,936,840	11.6%
Energy	3,527,720	8.3
Materials	3,065,570	7.2
Technology Hardware & Equipment	2,630,724	6.2
Consumer Durables & Apparel	2,615,062	6.1
Retailing	2,470,738	5.8
Semiconductors & Semiconductor Equipment	2,275,671	5.3
Real Estate	2,170,702	5.1
Food & Staples Retailing	2,066,912	4.9
Food, Beverage & Tobacco	2,032,094	4.8
Healthcare Equipment & Services	1,623,922	3.8
Diversified Financials	1,503,545	3.5
Media	1,467,919	3.5
Banks	1,397,741	3.3
Consumer Services	1,293,632	3.0
Utilities	1,286,785	3.0
Software & Services	1,211,385	2.8
Automobiles & Components	1,130,047	2.7
Pharmaceuticals, Biotechnology & Life Sciences	655,919	1.5
Commercial & Professional Services	512,714	1.2
Investment Companies	369,946	0.9
Telecommunication Services	305,440	0.7
Insurance	194,973	0.5
Household & Personal Products	149,706	0.4

Total Investments	$40,895,707	96.1%
Other Assets in Excess of Liabilities	1,652,484	3.9

Net Assets	$42,548,191	100.0%

See notes to schedule of investments.

SIGNIFICANT ACCOUNTING POLICIES

Fair Value Measurement (unaudited)

The Fund adopted FASB ASC 820, Financial Accounting Standards Board Accounting Standards Codification, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The guidance provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based on unobservable inputs (Level 3 measurements). The inputs used to determine the fair value of the Fund’s investments are summarized in the three broad levels as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Factors considered in determining Level 2 and Level 3 fair value measurements may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

There were no transfers between Level 1, 2 or 3 securities during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes Levels used as of August 31, 2012 in valuing the Fund’s assets and liabilities carried at fair value:

Security Type	Level 1	Level 2	Level 3	Total
Common Stocks*	$40,525,761	$—	$—	$40,525,761
Investment Companies*	369,946	—	—	369,946

Total	$40,895,707	$—	$—	$40,895,707

*	Please refer to the Schedule of Investments for securities segregated by country.

Recent Accounting Pronouncements (unaudited)

In May 2011, the FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in the U.S. and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (IFRS). ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. As of June 1, 2012, the Fund adopted the provisions of ASU 2011-04. The adoption of ASU 2011-04 did not have a material impact on the Fund’s financial statement disclosures.

Federal Income Tax (unaudited)

The cost basis of investments for Federal income tax purposes at August 31, 2012, was as follows*:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 39,966,304	$ 4,678,171	$ (3,748,768)	$ 929,403

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) within 90 days of the filing date of this report and have concluded that the Registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the 1940 Act, are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GLG Investment Series Trust

By (Signature and Title)*	/s/ Jordan Allen
Jordan Allen
Principal Executive Officer

Date	10/25/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jordan Allen
Jordan Allen
Principal Executive Officer

Date	10/25/12

By (Signature and Title)*	/s/ JingLu Eng
JingLu Eng
Principal Financial Officer

Date	10/25/12

*	Print the name and title of each signing officer under his or her signature.